First Trust Preferred Securities and Income Fund
Portfolio of Investments
January 31, 2022 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 14.3%
	Banks – 2.4%
436	Atlantic Union Bankshares Corp., Series A	6.88%	(a)	$11,768
15,696	Fifth Third Bancorp, Series A	6.00%	(a)	401,817
8,764	First Midwest Bancorp, Inc., Series A	7.00%	(a)	240,484
39,734	First Republic Bank, Series M	4.00%	(a)	876,135
21,018	JPMorgan Chase & Co., Series LL	4.63%	(a)	514,941
40,177	Pinnacle Financial Partners, Inc., Series B	6.75%	(a)	1,104,867
62,765	Signature Bank, Series A	5.00%	(a)	1,553,434
4,971	Texas Capital Bancshares, Inc., Series B	5.75%	(a)	128,948
27,348	Valley National Bancorp, Series B (b)	5.50%	(a)	680,965
30,000	WesBanco, Inc., Series A (b)	6.75%	(a)	820,200
7,275	Western Alliance Bancorp, Series A (b)	4.25%	(a)	183,475
42,690	Wintrust Financial Corp., Series E (b)	6.88%	(a)	1,183,794
				7,700,828
	Capital Markets – 0.9%
25,553	Affiliated Managers Group, Inc.	4.20%	09/30/61	564,977
53,733	Carlyle Finance LLC	4.63%	05/15/61	1,297,652
39,115	KKR Group Finance Co., IX LLC	4.63%	04/01/61	960,273
3,597	Oaktree Capital Group LLC, Series A	6.63%	(a)	95,608
				2,918,510
	Diversified Financial Services – 0.4%
11,530	Apollo Asset Management, Inc., Series B	6.38%	(a)	298,397
34,751	Equitable Holdings, Inc., Series A	5.25%	(a)	890,668
				1,189,065
	Diversified Telecommunication Services – 0.3%
38,862	Qwest Corp.	6.50%	09/01/56	979,711
5,477	Qwest Corp.	6.75%	06/15/57	138,952
				1,118,663
	Electric Utilities – 0.9%
35,878	Brookfield BRP Holdings Canada, Inc.	4.63%	(a)	819,274
28,651	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	681,321
2,694	SCE Trust III, Series H (b)	5.75%	(a)	66,407
18,460	SCE Trust IV, Series J (b)	5.38%	(a)	453,193
7,414	SCE Trust V, Series K (b)	5.45%	(a)	185,721
27,160	Southern (The) Co.	4.95%	01/30/80	693,123
				2,899,039
	Equity Real Estate Investment Trusts – 0.4%
20,431	Agree Realty Corp., Series A	4.25%	(a)	473,795
782	DigitalBridge Group, Inc., Series I	7.15%	(a)	19,964
87	DigitalBridge Group, Inc., Series J	7.13%	(a)	2,231
27,351	Global Net Lease, Inc., Series A	7.25%	(a)	706,750
2,712	National Storage Affiliates Trust, Series A	6.00%	(a)	70,214
				1,272,954
	Food Products – 0.1%
6,575	CHS, Inc., Series 4	7.50%	(a)	187,388
	Gas Utilities – 0.2%
24,497	South Jersey Industries, Inc.	5.63%	09/16/79	627,858
	Independent Power & Renewable Electricity Producers – 0.2%
21,958	Brookfield Renewable Partners L.P., Series 17	5.25%	(a)	550,048

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance – 3.3%
56,160	Aegon Funding Co., LLC	5.10%	12/15/49	$1,433,203
74,278	American Equity Investment Life Holding Co., Series A (b)	5.95%	(a)	1,990,650
36,658	American Equity Investment Life Holding Co., Series B (b)	6.63%	(a)	1,008,095
4,822	AmTrust Financial Services, Inc.	7.25%	06/15/55	92,582
5,383	AmTrust Financial Services, Inc.	7.50%	09/15/55	106,207
28,000	Arch Capital Group Ltd., Series G	4.55%	(a)	677,320
5,235	Aspen Insurance Holdings Ltd.	5.63%	(a)	134,121
48,048	Aspen Insurance Holdings Ltd.	5.63%	(a)	1,210,810
28,847	Athene Holding Ltd., Series A (b)	6.35%	(a)	802,235
23,160	CNO Financial Group, Inc.	5.13%	11/25/60	579,000
73,827	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (c)	3.35%	05/15/37	1,624,194
4,275	Global Indemnity Group LLC	7.88%	04/15/47	107,944
16,297	Globe Life, Inc.	4.25%	06/15/61	402,373
10,700	Phoenix Cos. (The), Inc.	7.45%	01/15/32	193,996
3,793	RenaissanceRe Holdings Ltd., Series G	4.20%	(a)	88,111
				10,450,841
	Mortgage Real Estate Investment Trusts – 0.8%
16,372	AGNC Investment Corp., Series C (b)	7.00%	(a)	411,265
30,561	AGNC Investment Corp., Series F (b)	6.13%	(a)	749,661
47,332	Annaly Capital Management, Inc., Series F (b)	6.95%	(a)	1,178,567
7,000	Annaly Capital Management, Inc., Series I (b)	6.75%	(a)	178,360
				2,517,853
	Multi-Utilities – 0.8%
17,442	Algonquin Power & Utilities Corp. (b)	6.88%	10/17/78	462,213
29,776	Brookfield Infrastructure Partners L.P., Series 13	5.13%	(a)	709,562
22,668	DTE Energy Co.	4.38%	12/01/81	570,327
35,444	Integrys Holding, Inc. (b)	6.00%	08/01/73	886,986
				2,629,088
	Oil, Gas & Consumable Fuels – 1.3%
3,965	Energy Transfer L.P., Series C (b)	7.38%	(a)	97,182
274	Energy Transfer L.P., Series D (b)	7.63%	(a)	6,727
103,530	Energy Transfer L.P., Series E (b)	7.60%	(a)	2,577,897
25,320	NuStar Energy L.P., Series A, 3 Mo. LIBOR + 6.77% (c)	6.97%	(a)	623,125
1,283	NuStar Energy L.P., Series C (b)	9.00%	(a)	31,908
39,987	NuStar Logistics L.P., 3 Mo. LIBOR + 6.73% (c)	6.98%	01/15/43	1,008,073
				4,344,912
	Real Estate Management & Development – 1.3%
53,333	Brookfield Property Partners L.P., Series A	5.75%	(a)	1,213,326
10,209	Brookfield Property Partners L.P., Series A-1	6.50%	(a)	250,120
53,680	Brookfield Property Partners L.P., Series A2	6.38%	(a)	1,295,298
56,275	Brookfield Property Preferred L.P.	6.25%	07/26/81	1,405,187
				4,163,931
	Trading Companies & Distributors – 0.6%
26,662	Air Lease Corp., Series A (b)	6.15%	(a)	699,611
42,181	WESCO International, Inc., Series A (b)	10.63%	(a)	1,285,677
				1,985,288
	Wireless Telecommunication Services – 0.4%
11,017	United States Cellular Corp.	6.25%	09/01/69	282,806

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Wireless Telecommunication Services (Continued)
43,583	United States Cellular Corp.	5.50%	06/01/70	$1,082,807
				1,365,613
	Total $25 Par Preferred Securities			45,921,879
	(Cost $45,197,802)
$100 PAR PREFERRED SECURITIES – 1.7%
	Banks – 1.7%
9,400	AgriBank FCB (b)	6.88%	(a)	1,008,150
32,500	CoBank ACB, Series F (b)	6.25%	(a)	3,389,750
10,500	Farm Credit Bank of Texas (b) (d)	6.75%	(a)	1,089,375
	Total $100 Par Preferred Securities			5,487,275
	(Cost $5,556,125)
$1,000 PAR PREFERRED SECURITIES – 2.1%
	Banks – 2.0%
1,127	Bank of America Corp., Series L	7.25%	(a)	1,586,816
3,353	Wells Fargo & Co., Series L	7.50%	(a)	4,775,041
				6,361,857
	Diversified Financial Services – 0.1%
500	Compeer Financial ACA (b) (d)	6.75%	(a)	525,000
	Total $1,000 Par Preferred Securities			6,886,857
	(Cost $6,618,059)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 78.9%
	Banks – 35.1%
$1,400,000	Australia & New Zealand Banking Group Ltd. (b) (d) (e)	6.75%	(a)	1,562,169
600,000	Australia & New Zealand Banking Group Ltd. (b) (e) (f)	6.75%	(a)	669,501
1,300,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (b) (e)	6.50%	(a)	1,353,625
300,000	Banco Mercantil del Norte S.A. (b) (d) (e)	6.88%	(a)	302,664
600,000	Banco Mercantil del Norte S.A. (b) (d) (e)	7.50%	(a)	612,825
1,000,000	Banco Mercantil del Norte S.A. (b) (d) (e)	7.63%	(a)	1,022,855
1,100,000	Banco Mercantil del Norte S.A. (b) (d) (e)	8.38%	(a)	1,207,387
1,600,000	Banco Santander S.A. (b) (e)	4.75%	(a)	1,541,600
2,200,000	Banco Santander S.A. (b) (e) (f)	7.50%	(a)	2,342,791
969,000	Bank of America Corp., Series RR (b)	4.38%	(a)	961,732
946,000	Bank of America Corp., Series X (b)	6.25%	(a)	1,003,351
2,200,000	Bank of Nova Scotia (The) (b)	4.90%	(a)	2,299,000
1,100,000	Barclays PLC (b) (e)	4.38%	(a)	1,041,260
1,700,000	Barclays PLC (b) (e)	6.13%	(a)	1,809,990
7,500,000	Barclays PLC (b) (e)	8.00%	(a)	8,191,650
650,000	BBVA Bancomer S.A. (b) (d) (e)	5.88%	09/13/34	691,542
3,000,000	BNP Paribas S.A. (b) (d) (e)	4.63%	(a)	2,956,500
1,500,000	BNP Paribas S.A. (b) (d) (e)	6.63%	(a)	1,587,675
1,700,000	BNP Paribas S.A. (b) (d) (e)	7.38%	(a)	1,902,291
1,921,000	Citigroup, Inc. (b)	3.88%	(a)	1,874,896
99,000	Citigroup, Inc. (b)	5.90%	(a)	101,599
725,000	Citigroup, Inc. (b)	5.95%	(a)	741,313
1,931,000	Citigroup, Inc., Series D (b)	5.35%	(a)	1,964,792
1,780,000	Citigroup, Inc., Series P (b)	5.95%	(a)	1,886,800
262,000	Citigroup, Inc., Series T (b)	6.25%	(a)	290,165
1,072,000	Citigroup, Inc., Series W (b)	4.00%	(a)	1,061,280

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$1,140,000	Citigroup, Inc., Series Y (b)	4.15%	(a)	$1,115,171
470,000	Citizens Financial Group, Inc., Series F (b)	5.65%	(a)	505,250
1,000,000	Citizens Financial Group, Inc., Series G (b)	4.00%	(a)	983,750
2,500,000	CoBank ACB, Series I (b)	6.25%	(a)	2,756,250
700,000	Comerica, Inc. (b)	5.63%	(a)	755,090
600,000	Commerzbank AG (b) (e) (f)	7.00%	(a)	630,400
2,600,000	Credit Agricole S.A. (b) (d) (e)	6.88%	(a)	2,794,714
2,800,000	Credit Agricole S.A. (b) (d) (e)	7.88%	(a)	3,042,970
3,285,000	Credit Agricole S.A. (b) (d) (e)	8.13%	(a)	3,809,368
1,000,000	Danske Bank A.S. (b) (e) (f)	4.38%	(a)	968,125
1,500,000	Danske Bank A.S. (b) (e) (f)	6.13%	(a)	1,557,273
1,050,000	Danske Bank A.S. (b) (e) (f)	7.00%	(a)	1,130,010
600,000	Farm Credit Bank of Texas, Series 3 (b) (d)	6.20%	(a)	648,000
1,100,000	Farm Credit Bank of Texas, Series 4 (b) (d)	5.70%	(a)	1,177,000
901,000	Fifth Third Bancorp, Series H (b)	5.10%	(a)	912,263
2,644,000	HSBC Holdings PLC (b) (e)	6.38%	(a)	2,798,925
470,000	Huntington Bancshares, Inc., Series G (b)	4.45%	(a)	486,450
1,930,000	ING Groep N.V. (b) (e)	5.75%	(a)	2,030,524
1,400,000	ING Groep N.V. (b) (e)	6.50%	(a)	1,500,142
1,954,000	Intesa Sanpaolo S.p.A. (b) (d) (e)	7.70%	(a)	2,149,400
2,186,000	JPMorgan Chase & Co., Series Q (b)	5.15%	(a)	2,237,065
594,000	JPMorgan Chase & Co., Series R (b)	6.00%	(a)	617,760
1,638,000	JPMorgan Chase & Co., Series V, 3 Mo. LIBOR + 3.32% (c)	3.53%	(a)	1,641,799
1,600,000	Lloyds Banking Group PLC (b) (e)	6.75%	(a)	1,759,336
3,400,000	Lloyds Banking Group PLC (b) (e)	7.50%	(a)	3,694,066
800,000	M&T Bank Corp. (b)	3.50%	(a)	754,088
500,000	NatWest Group PLC (b) (e)	6.00%	(a)	527,800
1,600,000	NatWest Group PLC (b) (e)	8.00%	(a)	1,804,520
2,800,000	Nordea Bank Abp (b) (d) (e)	6.63%	(a)	3,116,764
950,000	PNC Financial Services Group (The), Inc., Series T (b)	3.40%	(a)	897,741
850,000	Regions Financial Corp., Series D (b)	5.75%	(a)	915,952
200,000	Skandinaviska Enskilda Banken AB (b) (e) (f)	5.13%	(a)	205,759
3,900,000	Societe Generale S.A. (b) (d) (e)	5.38%	(a)	3,935,100
3,090,000	Societe Generale S.A. (b) (d) (e)	7.88%	(a)	3,317,424
200,000	Societe Generale S.A. (b) (d) (e)	8.00%	(a)	225,987
2,800,000	Standard Chartered PLC (b) (d) (e)	4.30%	(a)	2,625,000
1,500,000	Standard Chartered PLC (b) (d) (e)	6.00%	(a)	1,571,250
2,128,000	SVB Financial Group, Series D (b)	4.25%	(a)	2,098,740
800,000	Swedbank AB, Series NC5 (b) (e) (f)	5.63%	(a)	837,500
408,000	Texas Capital Bancshares, Inc. (b)	4.00%	05/06/31	420,978
500,000	Truist Financial Corp., Series L (b)	5.05%	(a)	496,250
3,100,000	UniCredit S.p.A. (b) (e) (f)	8.00%	(a)	3,365,047
750,000	UniCredit S.p.A. (b) (d)	5.46%	06/30/35	784,811
2,112,000	Wells Fargo & Co., Series BB (b)	3.90%	(a)	2,093,150
				112,676,215
	Capital Markets – 11.5%
1,568,000	Apollo Management Holdings L.P. (b) (d)	4.95%	01/14/50	1,574,500
1,300,000	Bank of New York Mellon (The) Corp., Series G (b)	4.70%	(a)	1,373,125
1,230,000	Bank of New York Mellon (The) Corp., Series I (b)	3.75%	(a)	1,196,175
3,010,000	Charles Schwab (The) Corp., Series G (b)	5.38%	(a)	3,247,790
3,150,000	Charles Schwab (The) Corp., Series I (b)	4.00%	(a)	3,115,917
2,430,000	Credit Suisse Group AG (b) (d) (e)	5.25%	(a)	2,429,271
800,000	Credit Suisse Group AG (b) (d) (e)	6.25%	(a)	841,000
2,300,000	Credit Suisse Group AG (b) (d) (e)	6.38%	(a)	2,406,375

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$250,000	Credit Suisse Group AG (b) (d) (e)	7.50%	(a)	$267,124
4,100,000	Credit Suisse Group AG (b) (d) (e)	7.50%	(a)	4,273,799
2,100,000	Deutsche Bank AG (b) (e)	6.00%	(a)	2,126,250
800,000	Deutsche Bank AG (b) (e)	7.50%	(a)	851,000
1,428,000	EFG International AG (b) (e) (f)	5.50%	(a)	1,449,341
3,000,000	Goldman Sachs Group (The), Inc., Series Q (b)	5.50%	(a)	3,142,500
200,000	Goldman Sachs Group (The), Inc., Series R (b)	4.95%	(a)	206,240
685,000	Goldman Sachs Group (The), Inc., Series T (b)	3.80%	(a)	660,539
1,242,000	Goldman Sachs Group (The), Inc., Series U (b)	3.65%	(a)	1,184,557
622,000	Goldman Sachs Group (The), Inc., Series V (b)	4.13%	(a)	607,694
700,000	Morgan Stanley, Series M (b)	5.88%	(a)	783,512
1,500,000	UBS Group AG (b) (d) (e)	4.88%	(a)	1,501,650
2,400,000	UBS Group AG (b) (e) (f)	6.88%	(a)	2,612,683
960,000	UBS Group AG (b) (d) (e)	7.00%	(a)	1,015,272
				36,866,314
	Consumer Finance – 1.1%
1,963,000	American Express Co. (b)	3.55%	(a)	1,884,480
1,652,000	Capital One Financial Corp., Series M (b)	3.95%	(a)	1,618,960
				3,503,440
	Diversified Financial Services – 3.0%
2,500,000	American AgCredit Corp. (b) (d)	5.25%	(a)	2,556,250
1,500,000	Ares Finance Co., III LLC (b) (d)	4.13%	06/30/51	1,493,826
1,500,000	Capital Farm Credit ACA, Series 1 (b) (d)	5.00%	(a)	1,545,000
600,000	Compeer Financial ACA (b) (d)	4.88%	(a)	612,000
200,000	Depository Trust & Clearing (The) Corp., Series D (b) (d)	3.38%	(a)	193,875
2,265,000	Voya Financial, Inc. (b)	5.65%	05/15/53	2,310,560
843,000	Voya Financial, Inc., Series A (b)	6.13%	(a)	874,613
				9,586,124
	Electric Utilities – 3.1%
840,000	Duke Energy Corp. (b)	4.88%	(a)	867,300
761,000	Edison International, Series B (b)	5.00%	(a)	759,996
4,756,000	Emera, Inc., Series 16-A (b)	6.75%	06/15/76	5,380,225
1,260,000	Southern (The) Co., Series 21-A (b)	3.75%	09/15/51	1,232,746
1,802,000	Southern California Edison Co., Series E (b)	6.25%	(a)	1,796,248
				10,036,515
	Energy Equipment & Services – 0.5%
1,600,000	Transcanada Trust (b)	5.50%	09/15/79	1,686,000
	Food Products – 3.1%
300,000	Dairy Farmers of America, Inc. (g)	7.13%	(a)	313,125
3,000,000	Land O’Lakes Capital Trust I (g)	7.45%	03/15/28	3,463,245
1,400,000	Land O’Lakes, Inc. (d)	7.00%	(a)	1,489,166
1,200,000	Land O’Lakes, Inc. (d)	7.25%	(a)	1,297,194
3,000,000	Land O’Lakes, Inc. (d)	8.00%	(a)	3,232,500
				9,795,230
	Insurance – 9.2%
400,000	Allianz SE (b) (d)	3.50%	(a)	393,500
1,900,000	Asahi Mutual Life Insurance Co. (b) (f)	6.50%	(a)	2,006,400
1,822,000	Assurant, Inc. (b)	7.00%	03/27/48	2,072,525
850,000	Assured Guaranty Municipal Holdings, Inc. (b) (d)	6.40%	12/15/66	933,701

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$2,100,000	AXIS Specialty Finance LLC (b)	4.90%	01/15/40	$2,191,844
1,276,000	Enstar Finance LLC (b)	5.75%	09/01/40	1,322,217
890,000	Enstar Finance LLC (b)	5.50%	01/15/42	880,553
1,000,000	Fortegra Financial Corp. (b) (g)	8.50%	10/15/57	1,268,258
3,000,000	Global Atlantic Fin Co. (b) (d)	4.70%	10/15/51	2,992,585
820,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (c) (d)	2.28%	02/12/47	789,446
1,174,000	Kuvare US Holdings, Inc. (b) (d)	7.00%	02/17/51	1,248,842
300,000	La Mondiale SAM (b) (f)	5.88%	01/26/47	331,618
1,920,000	Lancashire Holdings Ltd. (b) (f)	5.63%	09/18/41	2,026,118
1,000,000	Liberty Mutual Group, Inc. (b) (d)	4.13%	12/15/51	986,540
2,700,000	Markel Corp. (b)	6.00%	(a)	2,885,625
1,400,000	Principal Financial Group, Inc., 3 Mo. LIBOR + 3.04% (c)	3.20%	05/15/55	1,374,812
2,000,000	QBE Insurance Group Ltd. (b) (d)	5.88%	(a)	2,120,000
1,100,000	QBE Insurance Group Ltd. (b) (d)	7.50%	11/24/43	1,193,500
1,450,000	QBE Insurance Group Ltd. (b) (f)	6.75%	12/02/44	1,578,898
301,000	QBE Insurance Group Ltd. (b) (f)	5.88%	06/17/46	326,293
646,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (c)	2.87%	12/15/65	597,597
				29,520,872
	Multi-Utilities – 2.6%
2,226,000	Algonquin Power & Utilities Corp. (b)	4.75%	01/18/82	2,201,121
2,043,000	CenterPoint Energy, Inc., Series A (b)	6.13%	(a)	2,090,469
735,000	NiSource, Inc. (b)	5.65%	(a)	751,538
1,000,000	Sempra Energy (b)	4.88%	(a)	1,048,450
2,120,000	Sempra Energy (b)	4.13%	04/01/52	2,073,543
				8,165,121
	Oil, Gas & Consumable Fuels – 6.2%
300,000	Buckeye Partners L.P. (b)	6.38%	01/22/78	258,312
2,850,000	DCP Midstream L.P., Series A (b)	7.38%	(a)	2,737,511
1,552,000	DCP Midstream Operating L.P. (b) (d)	5.85%	05/21/43	1,481,016
2,132,000	Enbridge, Inc. (b)	6.25%	03/01/78	2,267,730
4,638,000	Enbridge, Inc., Series 16-A (b)	6.00%	01/15/77	4,926,734
2,276,000	Enbridge, Inc., Series 20-A (b)	5.75%	07/15/80	2,497,910
1,786,000	Energy Transfer L.P., 3 Mo. LIBOR + 3.02% (c)	3.15%	11/01/66	1,462,555
903,000	Energy Transfer L.P., Series F (b)	6.75%	(a)	897,988
271,000	Energy Transfer L.P., Series H (b)	6.50%	(a)	277,859
2,204,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (c)	2.95%	06/01/67	1,983,743
1,196,000	Enterprise Products Operating LLC, Series D (b)	4.88%	08/16/77	1,101,003
				19,892,361
	Trading Companies & Distributors – 2.7%
6,410,000	AerCap Holdings N.V. (b)	5.88%	10/10/79	6,512,304
700,000	Air Lease Corp., Series B (b)	4.65%	(a)	707,154
1,330,000	Aircastle Ltd. (b) (d)	5.25%	(a)	1,330,000
				8,549,458
	Transportation Infrastructure – 0.8%
1,860,000	AerCap Global Aviation Trust (b) (d)	6.50%	06/15/45	1,985,290
500,000	BNSF Funding Trust I (b)	6.61%	12/15/55	548,750
				2,534,040
	Total Capital Preferred Securities			252,811,690
	(Cost $246,897,833)

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 1.3%
	Insurance – 1.3%
$3,925,666	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (d) (h)	7.63%	10/15/25	$4,068,246
	(Cost $4,140,583)
CORPORATE BONDS AND NOTES – 0.3%
	Insurance – 0.3%
900,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	904,596
	(Cost $907,644)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 0.0%
	Capital Markets – 0.0%
10,318	Invesco Preferred ETF	148,063
	(Cost $145,632)
	Total Investments – 98.6%	316,228,606
	(Cost $309,463,678)
	Net Other Assets and Liabilities – 1.4%	4,391,357
	Net Assets – 100.0%	$320,619,963

(a)	Perpetual maturity.
(b)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(c)	Floating or variable rate security.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the First Trust Series Fund’s (the “Trust”) Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2022, securities noted as such amounted to $88,909,539 or 27.7% of net assets.
(e)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2022, securities noted as such amounted to $97,967,494 or 30.6% of net assets. Of these securities, 3.9% originated in emerging markets, and 96.1% originated in foreign markets.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(h)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. There were no interest distributions received during the fiscal year-to-date period (November 1, 2021 through January 31, 2022).

LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows:
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Insurance	$ 10,450,841	$ 8,433,862	$ 2,016,979	$ —
Multi-Utilities	2,629,088	1,742,102	886,986	—
Other industry categories*	32,841,950	32,841,950	—	—
$100 Par Preferred Securities*	5,487,275	—	5,487,275	—
$1,000 Par Preferred Securities:
Banks	6,361,857	6,361,857	—	—
Diversified Financial Services	525,000	—	525,000	—
Capital Preferred Securities*	252,811,690	—	252,811,690	—
Foreign Corporate Bonds and Notes*	4,068,246	—	4,068,246	—
Corporate Bonds and Notes*	904,596	—	904,596	—
Exchange-Traded Funds*	148,063	148,063	—	—
Total Investments	$ 316,228,606	$ 49,527,834	$ 266,700,772	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of January 31, 2022, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	09/15/16-10/04/16	$300,000	$104.38	$310,125	$313,125	0.10%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17	1,000,000	126.83	1,000,000	1,268,258	0.40
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	06/06/14-03/20/15	3,000,000	115.44	3,052,846	3,463,245	1.08
				$4,362,971	$5,044,628	1.58%